Intangible Assets Other Than Goodwill - Aggregate Amortization (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Aggregate amortization of acquired intangibles
Within One Year	$ 3,800
Year Two	3,800
Year Three	3,800
Year Four	3,800
Year Five	2,758
Thereafter	39,761
Total	57,719	59,425
Trade name
Aggregate amortization of acquired intangibles
Within One Year	1,042
Year Two	1,042
Year Three	1,042
Year Four	1,042
Year Five	0
Thereafter	0
Total	4,168	5,210
Port terminal operating rights
Aggregate amortization of acquired intangibles
Within One Year	983
Year Two	983
Year Three	983
Year Four	983
Year Five	983
Thereafter	23,793
Total	28,708	27,598
Customer relationships
Aggregate amortization of acquired intangibles
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	15,968
Total	$ 24,843	$ 26,617